18. Financial instruments (Details 2) R$ in Millions	Dec. 31, 2018 BRL (R$)
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	R$ 15,558
Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	11,497
1 - 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	3,864
After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	197
Borrowings and financing
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	1,324
Borrowings and financing | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	959
Borrowings and financing | 1 - 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	312
Borrowings and financing | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	53
Debentures and Promissory Notes
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	4,744
Debentures and Promissory Notes | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	1,283
Debentures and Promissory Notes | 1 - 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	3,461
Debentures and Promissory Notes | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	0
Derivatives financial instruments
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	(80)
Derivatives financial instruments | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	(39)
Derivatives financial instruments | 1 - 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	(39)
Derivatives financial instruments | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	(2)
Finance lease
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	324
Finance lease | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	48
Finance lease | 1 - 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	130
Finance lease | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	146
Trade payables
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	9,246
Trade payables | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	9,246
Trade payables | 1 - 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	0
Trade payables | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	R$ 0